Shareholders' equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Dec. 16, 2025	Feb. 12, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2025
IfrsStatementLineItems [Line Items]
Number of share issued			2,392,125,889	2,420,804,398		5,000,000
Number of shares authorised			4,450,000,000
Other capital reserves			R$ 23,997
Accumulated amount of benefits			R$ 3,143,043	2,702,955
Mandatory dividend percentage			25.00%
Distribution costs			R$ 2,210,000	1,450,000
Additional amounts				2,050,000
Dividends				3,500,000
Distributed profit			1,720,000
Expansion reserve			490,000
Additional dividend			1,790,000
Additional distributed profit			1,379,192
Additional expansion reserve			410,808
Interest on shareholders equity	R$ 4,000,000		4,000,000
Disbursed amount			5,360,083	2,720,095	R$ 2,174,929
Dividend payables			1,219,319	671,525
Unpaid return on equity			193,337	R$ 117,613
Interest on capital			1,390,000
Interest on capital net			R$ 1,183,813
Total common shares		67,210,173,000
Percentage of corresponding rate		2.78%
Repurchase of treasury shares		33,494,000
Repurchase of treasury shares		R$ 748,268
Allocated treasury shares		1,559,000
Cancellation treasury shares	28,679,000
Treasury shares			3,458,000	201,000
Treasury total			R$ 78,539	R$ 3,451
Dividend And Equity Interest [Member]
IfrsStatementLineItems [Line Items]
Dividend payables			1,377,150	671,525
Interest			1,219,319
JSCP [Member]
IfrsStatementLineItems [Line Items]
Disbursed amount			5,360,083	2,720,095
Dividend amount			3,649,773	1,841,695
Controlling and non controlling shareholders			R$ 1,710,310	R$ 878,400
Controlling and non controlling debenture per share			R$ 2.24	R$ 1.12